Financial income (expense), net - Schedule of other financial results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Financial Results [Abstract]
Amortized cost	$ (1,649)	$ (1,810)	$ (2,365)
Changes in the fair value of Warrants	0	0	(30,350)
Net changes in foreign exchange rate	(453)	18,458	33,263
Discount of assets and liabilities at present value	933	2,137	(2,561)
Changes in the fair value of financial assets	14,120	19,437	(17,599)
Interest expense on lease liabilities	(3,093)	(2,894)	(1,925)
Discount for well plugging and abandonment	(1,312)	(2,387)	(2,444)
Remeasurement in borrowings	0	(72,044)	(52,817)
Others	14,855	(26,381)	9,242
Total other financial results	$ 23,401	$ (65,484)	$ (67,556)